Note 25 - Trade Payables (Details Textual) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Trade payable [member]
Statement Line Items [Line Items]
Nominal contractual amounts, including interest	R$ 16,905.80	R$ 15,034